Document and Entity Information	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 12, 2021
Entity File Number	001-13988
Entity Registrant Name	ADTALEM GLOBAL EDUCATION INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3150143
Entity Address, Address Line One	500 West Monroe
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	866
Local Phone Number	(374-2678)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000730464
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE
NYSE Chicago
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE